Financial risk management - Summary of Financial Risks and Financial Performance (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [line items]
Measurement	Stressed scenarios (positive and negative effects, before tax effects) were defined based on changes of a 25% and 50% to the U.S. Dollar and Euro (€) exchange rates used in the probable scenario.
Currency risk [member] | Cash flow forecasting [member]
Disclosure of financial assets [line items]
Exposure	(i) Future commercial transactions.
Measurement	(i) Cash flow forecasting
Management	Foreign currency forwards and foreign currency options
Currency risk [member] | Sensitivity analysis [member]
Disclosure of financial assets [line items]
Exposure	(ii) Recognized financial assets and liabilities not denominated in Brazilian reais.
Measurement	(ii) Sensitivity analysis
Interest rate risk [member] | Sensitivity analysis [member]
Disclosure of financial assets [line items]
Exposure	Cash and cash equivalents, marketable securities, restricted cash, loans, borrowings and debentures, leases, derivative and real state credit certificates
Measurement	(i) Sensitivity analysis
Management	Interest rate swaps
Credit risk [member]
Disclosure of financial assets [line items]
Exposure	Cash and cash equivalents, marketable securities, restricted cash, trade receivables, derivatives, receivables from related parties and dividends
Measurement	(i) Aging analysis
Management	Diversification of bank deposits, credit limits and letters of credit
Credit risk [member] | Aging analysis [member]
Disclosure of financial assets [line items]
Measurement	(ii) Credit ratings
Liquidity risk [member] | A Credit Rating [member]
Disclosure of financial assets [line items]
Exposure	Loans, borrowings and debentures, trade payables, other financial liabilities, REFIS, leases, derivative, real state credit certificates, payables to related parties and dividends
Measurement	(i) Rolling cash flow forecasts
Management	Availability of committed credit lines and borrowing facilities